Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets and goodwill
Schedule of components of intangible assets and goodwill

	Year Ended June 30,
(in € thousands)	2024	2025
Intangible assets with finite life
Software and license	473	1,938
Development cost under construction	—	315
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	154,950	156,731

Disclosure Of detailed information about change required for carrying amount to be equal to recoverable amount, explanatory

	Change required for carrying amount to be equal to
	recoverable amount
(in percentage)	2024	2025
Online
Discount rate	2.4%	2.7%
EBITDA margin in Terminal value	(1.9)%	(2.2)%
Budgeted revenue growth rate (CAGR for the next five years)	(5.4)%	(6.0)%

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of reconciliation of changes in intangible assets and goodwill

	Year ended June 30,
(in € thousands)	2024	2025
Cost
Beginning of fiscal year	5,179	5,324
Additions	145	1,197
Disposals	—	(283)
Additions through business combination	—	1,605
Currency translation	—	(32)
End of fiscal year	5,324	7,811

Accumulated depreciation and impairment
Beginning of fiscal year	4,373	4,850
Amortization charge for the year	477	707
End of fiscal year	4,850	5,557
Carrying amount at end of year	474	2,253

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2024	2025
Discount rate Mytheresa	9.4%	9.4%
Discount rate THERESA	8.8%	10.4%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2024	2025
Online
Budgeted revenue growth rate (CAGR for the next five years)	14.33%	9.6%
EBITDA margin in Terminal value	7.5%	7.8%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	12.2%	12.2%
Retail store
Budgeted revenue growth rate (CAGR for the next five years)	2.2%	0.9%
EBITDA margin in Terminal value	32.9%	30.1%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	12.0%	13.2%